Statements of Cash Flows - Broad Capital Acquisition Corp [Member] - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (497,939)	$ (202,445)	$ (20,095)	$ (433,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,088,010)	(626,589)		(1,555,432)
Changes in operating assets and liabilities:
Account payables	622,094	177,342		200,028
Accrued expenses	358,240	(21,327)	20,000	497,558
Franchise tax payable	(134,156)			195,138
Income tax payable	400,849			285,662
Net cash used in operating activities	(1,338,922)	(673,019)	(95)	(810,661)
Cash flows from investing activities:
Investment of cash in Trust Account	(2,453,628)	(102,606,597)		(102,606,597)
Cash withdrawn from Trust Account in connection with redemption	58,403,139
Interest withdraws from Trust Account for taxes	602,745
Net cash provided by (used in) investing activities	56,552,256	(102,606,597)		(102,606,597)
Cash flows from financing activities:
Proceeds from issuance of common stock to Sponsor			25,000
Redemption of Common Stock	(58,403,139)
Proceeds from Working capital loan	355,887
Proceeds from Extension loan	2,453,628
Proceeds from sale of Units, net of IPO costs		99,429,074		99,429,074
Proceeds from sale of Placement Units		4,511,301		4,511,301
Payment of deferred offering costs			(120,646)
Proceeds from Promissory Note – related party			97,905
Repayment of Promissory note – related party		(133,357)		(133,357)
Net cash provided by (used in) financing activities	(55,593,624)	103,807,018	2,259	103,807,018
Net change in cash	(380,290)	527,402	2,164	389,760
Cash at the beginning of the period	391,924	2,164		2,164
Cash at the end of the period	11,634	529,566	2,164	391,924
Supplemental disclosure of non-cash investing and financing activities:
Subsequent remeasurement of Common Stock subject to redemption				1,355,432
Deferred offering costs			151,503
Extension Funds attributable to common stock subject to redemption	2,453,628
Accretion of Common Stock subject to redemption	937,773	426,589
Deferred underwriting fee payable		3,555,674		3,555,674
Initial Classification of Common Stock subject to redemption		102,606,597		102,606,597
Deferred offering costs paid for by Promissory note – related party		$ 176	$ 35,452	$ 176